Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net sales
Services	$ 356.5	$ 352.9	$ 693.2	$ 694.5
Products	223.5	291.6	396.4	524.8
Total net sales	580.0	644.5	1,089.6	1,219.3
Cost of sales
Services	235.4	234.3	463.9	464.2
Products	189.5	239.5	331.8	425.1
Total cost of sales	424.9	473.8	795.7	889.3
Gross profit	155.1	170.7	293.9	330.0
Selling and administrative expense	127.3	124.9	252.9	245.4
Research, development and engineering expense	17.6	23.9	36.1	46.2
Impairment of assets	0.0	(0.5)	0.0	18.9
(Gain) loss on sale of assets, net	(0.1)	(1.6)	0.3	(1.5)
Total operating expense	144.8	146.7	289.3	309.0
Operating profit	10.3	24.0	4.6	21.0
Other income (expense)
Interest income	6.3	6.8	11.2	14.7
Interest expense	(24.3)	(7.6)	(35.8)	(15.6)
Foreign exchange loss, net	(1.2)	(1.3)	(3.6)	(10.5)
Miscellaneous, net	(26.8)	0.9	7.8	(0.3)
(Loss) income from continuing operations before taxes	(35.7)	22.8	(15.8)	9.3
Income tax (benefit) expense	(14.9)	3.1	(15.7)	(0.3)
(Loss) income from continuing operations, net of tax	(20.8)	19.7	(0.1)	9.6
Income from discontinued operations, net of tax	0.5	4.2	148.3	8.7
Net (loss) income	(20.3)	23.9	148.2	18.3
Net income (loss) attributable to noncontrolling interests	0.8	1.7	1.1	(1.1)
Net (loss) income attributable to Diebold, Incorporated	$ (21.1)	$ 22.2	$ 147.1	$ 19.4
Basic weighted-average shares outstanding	65.2	64.9	65.1	64.8
Diluted weighted-average shares outstanding	65.2	65.6	65.7	65.5
Basic (loss) earnings per share
(Loss) income from continuing operations, net of tax	$ (0.33)	$ 0.28	$ (0.02)	$ 0.17
Income from discontinued operations, net of tax	0.01	0.06	2.28	0.13
Net (loss) income attributable to Diebold, Incorporated	(0.32)	0.34	2.26	0.30
Diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	(0.33)	0.28	(0.02)	0.17
Income from discontinued operations, net of tax	0.01	0.06	2.26	0.13
Net (loss) income attributable to Diebold, Incorporated	$ (0.32)	$ 0.34	$ 2.24	$ 0.30
Amounts attributable to Diebold, Incorporated
(Loss) income before discontinued operations, net of tax	$ (21.6)	$ 18.0	$ (1.2)	$ 10.7
Income from discontinued operations, net of tax	0.5	4.2	148.3	8.7
Net (loss) income attributable to Diebold, Incorporated	$ (21.1)	$ 22.2	$ 147.1	$ 19.4
Common dividends declared and paid per share	$ 0.2875	$ 0.2875	$ 0.575	$ 0.575